Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2016
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	SFr 20,920	SFr 20,900	SFr 20,323
Total operating expenses	17,303	18,897	22,337
Compensation and benefits	9,620	10,367	10,652
General and administrative expenses	5,798	6,645	9,690
Retained Earnings (Accumulated Deficit)	26,973	24,973
Accumulated Other Comprehensive Income (Loss), Net of Tax	(17,981)	(18,738)
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					SFr (45)
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)					21
Accumulated Other Comprehensive Income (Loss), Net of Tax					(21)
Accounting Standards Update 2016-01 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)						SFr (475)
Accumulated Other Comprehensive Income (Loss), Net of Tax						SFr 475
Accounting Standards Update 2016-18 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					SFr 0
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)				SFr 200
Accounting Standards Update 2016-02 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
Assets and Liabilities, Lessee [Abstract]
Finance Lease, Right-of-Use Asset				3,300
Operating Lease, Liability				3,500
Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Compensation and benefits		190	80
General and administrative expenses		(190)	(80)
Accounting Standards Update 2018-02 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)				64
Accumulated Other Comprehensive Income (Loss), Net of Tax				(64)
Accounting Standards Update 2018-16 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets				SFr 0
Bank
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	20,820	20,965	20,393
Total operating expenses	17,719	19,202	22,630
Compensation and benefits	8,864	9,964	10,777
General and administrative expenses	7,068	7,413	SFr 9,885
Retained Earnings (Accumulated Deficit)	10,179	8,484
Accumulated Other Comprehensive Income (Loss), Net of Tax	SFr (14,840)	SFr (15,932)